CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 821,305	$ 802,923	$ 724,847
Change in unrealized losses on marketable securities:
Unrealized losses arising during the period, net of tax benefit of $2,783, $2,056 and $1,075, respectively	(9,757)	(6,537)	(2,793)
Losses (gains) reclassified into earnings, net of tax expense (benefit) of $(416), $(41) and $728, respectively	1,387	135	(2,265)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(8,370)	(6,402)	(5,058)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax expenses (benefit) of $(624), $561 and $30, respectively	(4,574)	4,114	159
Losses (gains) reclassified into earnings, net of tax expenses (benefit) of $(556), $559 and $19, respectively	4,081	(4,096)	(101)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(493)	18	58
Other comprehensive loss, net of tax	(8,863)	(6,384)	(5,000)
Comprehensive income	$ 812,442	$ 796,539	$ 719,847